                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 27, 2010
==============================================================================

This Report relates to the Due Period ending April 27, 2010 and the related Payment Dates for the Notes.

A.   Information Regarding the Master Trust portfolio
     -------------------------------------------------

1. Portfolio Yield for the Collateral Certificate .........             7.26%

       Yield Component  ...................................            18.49%

       Discount Component (1)..............................             2.09%

       Credit Loss Component  .............................            11.23%

2. New Purchase Rate  .....................................            19.15%

3. Total Payment Rate  ....................................            19.08%

4. Principal Payment  Rate  ................................           18.09%

5. Aggregate Amount of Receivables in the Trust :

     Principal Receivables Beginning of Due Period  ......  $  71,208,691,337

     Principal Receivables Average  ......................  $  70,913,058,895

     Principal Receivables Lump Sum Addition/(Removal) ...  $               0

     Principal Receivables End of Due Period  ............  $  70,780,717,752

     Finance Charge Receivables - End of Due Period  .....  $     734,656,580

     Discount Receivables - End of Due Period  ...........  $     714,956,486

     Total Finance Charge Receivables - End of Due Period.  $   1,449,613,065

6. Delinquencies (Aggregate outstanding balances in the Accounts that were delinquent by the time periods listed below as of the close of business of the month preceding the Payment Dates, as a percentage of aggregate Receivables as of the last day of the Due Period) :

       Current  ..........................................  $  65,484,996,164
         5-34 days delinquent  ...........................  $   2,285,057,280
        35-64 days delinquent  ...........................  $   1,067,983,943
        65-94 days delinquent  ...........................  $     967,075,314
       95-124 days delinquent  ...........................  $     783,074,471
      125-154 days delinquent  ...........................  $     709,572,643
      155-184 days delinquent  ...........................  $     684,409,256

      Current  ...........................................             90.98%
         5-34 days delinquent  ...........................              3.17%
        35-64 days delinquent  ...........................              1.48%
        65-94 days delinquent  ...........................              1.34%
       95-124 days delinquent  ...........................              1.09%
      125-154 days delinquent  ...........................              0.99%
      155-184 days delinquent  ...........................              0.95%

(1) The Principal Receivable Discount Percentage for this Due Period is 1%, and the "Discount Component" is included in the reported "Yield Component".

                                      Page 1
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 27, 2010
==============================================================================

                                                            Current Due        Current Due
                                                            Period on an       Period on a
                                                            Actual Basis (1)   Standard Basis (1)
B. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Percentage Basis)

  1. Portfolio Yield                                              7.26%              7.25%
  2. Weighted Average Interest Rate (2)                           1.99%              1.99%
  3. Weighted Average Investor Fee Rates
         Fixed Servicing Fee                                      0.37%              0.37%
         Others                                                   0.02%              0.02%
  4. Surplus Finance Charge Collections                           4.88%              4.87%
  5. Surplus Finance Charge Collections For
     Purposes of Funding Class C Reserve Account                  4.48%              4.47%
  6. Required Surplus Finance Charge Amount                       0.00%              0.00%
  7. Aggregate Surplus Finance Charge Amount                      4.88%              4.87%
     minus Required Surplus Finance Charge Amount

C1. Information Regarding the Collateral Certificate
    ------------------------------------------------
  (Dollars Basis)

  1. Total Investor Collections                        $11,472,407,299                  $11,472,365,632
         Principal Collections                         $10,525,631,300                  $10,525,631,300
         Finance Charge Collections                    $   946,775,999                  $   946,734,332
         Discount Component/Collections (3)            $   106,852,069                  $   106,852,069
  2. Investor Default Amount                           $   572,820,192                  $   572,820,192
  3. Targeted Deposit to Interest Funding Account (4)  $    97,490,147                  $    97,332,789
  4. Investor Monthly Fees
         Fixed Servicing Fees                          $    17,932,206                  $    17,942,484
         Others                                        $     1,166,667                  $     1,166,667
  5. Surplus Finance Charge Collections                $   257,366,787                  $   257,472,200
  6. Required Surplus Finance Charge Collections       $             0                  $             0
  7. Aggregate Surplus Finance Charge Amount           $   257,366,787                  $   257,472,200
     minus Required Surplus Finance Charge Amount

(1)  Values for "Current Due Period on an Actual Basis" reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for
     "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period.
     All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual.
     Depending on the item, cash expenses may accrue
     from March 27, 2010 to April 27, 2010, 32 days, or
     April 7 , 2010 to May 6 , 2010, 30 days (standard basis).
(2)  Defined in the definition section of the Indenture
(3)  The "Discount Component/Collections" are included in the reported "Finance Charge Collections".
(4)  Referenced in sections 501 and 503 of the Indenture

                                      Page 2
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 27, 2010
==============================================================================

C2. Information Regarding the Series 2009 Credit Card Participation Certificate*
   ----------------------------------------------------------------------------
   1. Series 2009 Invested Amount as of the end of the Due Period** . $2,590,875,283
   2. Required Subordinated Amount as of the end of the Due Period**  $2,590,875,283
   3. Series 2009 Reallocated Principal Collections for the current
      Due Period*** ................................................. $            0
   4. Series 2009 Reallocated Principal Collections for all prior Due
      Periods ....................................................... $            0

*    The Series 2009 Credit Card Participation Certificate, issued on May 1, 2009, provides credit enhancement to the Collateral Certificate. For more information, see Form 8-K filed with the
     SEC on May 5, 2009 by Citibank Credit Card Issuance Trust.

**   The Series 2009 Invested Amount and Required Subordinated Amount are variable, and each amount currently equals 4.45230% of the Invested Amount of the Collateral Certificate.

***  This amount is included in Finance Charge Collections for the Collateral Certificate. See Section
     C1, line item 1 on Preceding Page.

                                      Page 3
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 27, 2010
==============================================================================
D. Information Regarding Notes of Citiseries
   ----------------------------------------------------
   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $46,506,839,787
       For all Classes except Class 2001-A3 (Dakota) ............   $40,506,839,787
       For Class 2001-A3 (Dakota) ...............................   $ 6,000,000,000
  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 2,135,000,000
  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 3,375,000,000
  2a.  Targeted Deposit to Class A Interest Funding Account .....   $    69,023,508
  2b.  Targeted Deposit to Class B Interest Funding Account .....   $    12,899,068
  2c.  Targeted Deposit to Class C Interest Funding Account .....   $    15,567,570
  3a.  Balance in the Class A Interest Funding Account  .........   $   231,863,187
  3b   Balance in the Class B Interest Funding Account  .........   $    17,065,735
  3c   Balance in the Class C Interest Funding Account  .........   $    40,215,487
  4a.  Targeted Deposit to Class A Principal Funding Account ....   $ 4,750,000,000
  4b.  Targeted Deposit to Class B Principal Funding Account ....   $   513,000,000
  4c.  Targeted Deposit to Class C Principal Funding Account ....   $   912,000,000
  5a.  Balance in the Class A Principal Funding Account  ........   $             0
  5b.  Balance in the Class B Principal Funding Account  ........   $             0
  5c.  Balance in the Class C Principal Funding Account  ........   $             0
  6.   Targeted  Deposit to Class C Reserve Account .............   $             0
  7.   Balance in the Class C Reserve Account  ..................   $             0

   Data Applicable to all Classes Except 2001-A3 (Dakota)
   -------------------------------------------------------
  8a.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class B Notes  ............   $ 2,647,846,893
  8b.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           5.98291%
  8c.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class C Notes  ............   $ 3,530,461,049
  8d.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           7.97721%
  8e.  Maximum enhancement amount available to
       Outstanding Class B Notes from Class C Notes  ............   $ 3,530,666,578
  8f.  As a Percentage of Class B Outstanding
       Dollar Principal Amount  .................................         133.33333%

   Data Applicable only to Class 2001-A3 (Dakota) (1)
   -------------------------------------------------------
  9a.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $   324,474,500
  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................           4.63535%
  9c.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0
  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................           0.00000%

  -----------------------------------------------------------------------------
 (1) All conditions precedent were satisfied for the issuance of new tranches of Dakota CP Notes during Due Period ending April 27, 2010, including the condition that the weighted average remaining life to Expected Principal Payment Date of all Dakota CP Notes be 60 days or less.
                                      Page 4
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 27, 2010
==============================================================================
   Data Applicable to all Classes
   -------------------------------
   10a. Reduction in the Class A Nominal Liquidation
        Amount resulting from an allocation
        of Investor Charge-Offs  ................................   $            0
   10b. Reduction in the Class B Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A Notes  ...........   $            0
   10c. Reduction in the Class C Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A or Class B Notes .   $            0
   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0
   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0
   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

E. Information Regarding Distributions to Noteholders of Citiseries
   ----------------------------------------------------------------
   (Aggregate Basis)
   1a. The total amount of the distribution to Class A Noteholders
       on the applicable Payment Dates  .........................   $4,820,980,500
   1b. The total amount of the distribution to Class B Noteholders
       on the applicable Payment Dates  .........................   $  530,065,735
   1c. The total amount of the distribution to Class C Noteholders
       on the applicable Payment Dates  .........................   $  926,071,737
   2a. The amount of the distribution set forth in item 1(a) above
       in respect of principal on the Class A Notes      ........   $4,750,000,000
   2b. The amount of the distribution set forth in item 1(b) above
       in respect of principal on the Class B Notes      ........   $  513,000,000
   2c. The amount of the distribution set forth in item 1(c) above
       in respect of principal on the Class C Notes      ........   $  912,000,000
   3a. The amount of the distribution set forth in item 1(a) above
       in respect of interest on the Class A Notes       ........   $   70,980,500
   3b. The amount of the distribution set forth in item 1(b) above
       in respect of interest on the Class B Notes       ........   $   17,065,735
   3c. The amount of the distribution set forth in item 1(c) above
       in respect of interest on the Class C Notes       ........   $   14,071,737
   4a. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class A Notes exceeds
       the Class A Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4b. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class B Notes exceeds
       the Class B Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4c. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class C Notes exceeds
       the Class C Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
                                      Page 5
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 27, 2010
==============================================================================

F. Information Regarding Notes of Citiseries
   -------------------------------------------------------------------------------------------------------
  (The information reported is for the Due Period ending April 27, 2010 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)
  -------------------------------------------------------------------------------------------------------

   (Individual Tranche Basis)

1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to
    Interest Funding Sub-Accounts

  Class/          Outstanding     Monthly     Targeted    Actual     Cumulative  Interest     Interest
  Tranche         Dollar          Accretion   Deposit to  Deposit to Shortfall   Funding      Payment
                  Principal                   the         the        In Interest Sub-Account  On Payment
                  Amount                      Interest    Interest   Funding     Balance(2)   Date(3)
                                              Funding     Funding    Sub-Account
                                              Account(1)  Account
--------------- ---------------- ----------- ----------- ----------- ----------- ----------- ------------
Class 2001-A3      6,000,000,000           0   1,607,571   1,607,571           0           0   1,607,571
Class 2001-A4      1,108,750,000           0     452,998     452,998           0     452,998           0
Class 2001-A7        420,000,000           0     143,733     143,733           0           0     404,250
Class 2002-A10     1,000,000,000           0     393,750     393,750           0           0     393,750
Class 2002-A4        750,000,000           0     311,644     311,644           0           0     311,644
Class 2002-C2        350,000,000           0   2,027,083   2,027,083           0   6,081,250           0
Class 2003-A10       500,000,000           0     177,831     177,831           0   9,895,833           0
Class 2003-A7        650,000,000           0     282,279     282,279           0   8,991,667           0
Class 2003-C4        300,000,000           0   1,250,000   1,250,000           0   6,250,000           0
Class 2004-A2      1,480,000,000           0     445,071     445,071           0           0   1,414,691
Class 2004-A6        394,508,442           0     126,565     126,565           0     126,565           0
Class 2004-A7      1,200,000,000           0     319,377     319,377           0           0   1,015,164
Class 2004-A8        750,000,000           0     232,418     232,418           0  15,312,500           0
Class 2004-B2        250,000,000           0     118,465     118,465           0           0     118,465
Class 2004-C1        225,000,000           0     180,876     180,876           0           0     180,876
Class 2005-A1        338,581,344           0      84,221      84,221           0           0     239,503
Class 2005-A2        875,000,000           0     248,151     248,151           0   7,072,917           0
Class 2005-A3      1,375,000,000           0     355,590     355,590           0           0     355,590
Class 2005-A4        300,000,000           0      83,908      83,908           0   5,500,000           0
Class 2005-A5        200,000,000           0      59,772      59,772           0   3,791,667           0
Class 2005-A7        750,000,000           0     167,894     167,894           0   2,968,750           0
Class 2005-A8        875,000,000           0     237,439     237,439           0           0     237,439
Class 2005-A9        500,000,000           0     160,721     160,721           0           0  12,750,000
Class 2005-C1         75,000,000           0     343,750     343,750           0     687,500           0
Class 2005-C2        175,000,000           0      99,701      99,701           0           0      99,701
Class 2005-C3        375,000,000           0     221,460     221,460           0           0     221,460
Class 2005-C6        175,000,000           0      90,904      90,904           0           0      90,904
Class 2006-A1        700,000,000           0     168,438     168,438           0           0     494,083
Class 2006-A3        750,000,000           0   3,312,500   3,312,500           0   6,625,000           0
Class 2006-A4      1,300,000,000           0   5,904,167   5,904,167           0           0  35,425,000
Class 2006-A6                  0           0     423,889     423,889           0           0     423,889
Class 2006-A7      1,000,000,000           0   4,463,858   4,463,858           0     554,802           0
Class 2006-A8      1,000,000,000           0   4,171,667   4,171,667           0     304,720           0
Class 2006-C1        500,000,000           0     273,179     273,179           0           0     273,179
Class 2006-C2        200,000,000           0     950,000     950,000           0           0   5,700,000
Class 2006-C3        250,000,000           0     114,298     114,298           0           0     114,298
Class 2007-A10     1,100,000,000           0     599,000     599,000           0           0     599,000
Class 2007-A11     1,200,000,000           0     746,788     746,788           0           0     746,788
Class 2007-A2                  0           0     351,823     351,823           0           0   1,032,014
Class 2007-A3        665,000,000           0     323,917     323,917           0  17,040,625           0
Class 2007-A4        225,000,000           0     101,406     101,406           0     199,643           0
Class 2007-A5        750,000,000           0   3,437,500   3,437,500           0  17,187,500           0
Class 2007-A6      1,000,000,000           0   4,507,917   4,507,917           0     236,667           0
Class 2007-A7      3,250,000,000           0   1,640,248   1,640,248           0           0   1,640,248
Class 2007-A8      1,750,000,000           0   8,239,583   8,239,583           0  16,479,167           0
Class 2007-A9        500,000,000           0     286,319     286,319           0           0     286,319
Class 2007-B5        800,000,000           0     579,087     579,087           0           0     579,087
Class 2007-B6        200,000,000           0     833,333     833,333           0           0   5,000,000
Class 2008-A1        900,000,000           0   4,012,500   4,012,500           0  12,037,500           0
Class 2008-A2      1,850,000,000           0   2,247,212   2,247,212           0           0   2,247,212
Class 2008-A5        500,000,000           0   2,020,833   2,020,833           0   2,020,833           0
Class 2008-A6      1,150,000,000           0   1,394,979   1,394,979           0           0   1,394,979
Class 2008-A7        450,000,000           0     611,486     611,486           0           0     611,486
Class 2008-C6        500,000,000           0   2,625,000   2,625,000           0  13,125,000           0
Class 2009-A1      3,000,000,000           0   5,345,013   5,345,013           0           0   5,345,013
Class 2009-A2      1,250,000,000           0   2,004,867   2,004,867           0           0   2,004,867
Class 2009-A3        600,000,000           0   1,350,000   1,350,000           0   6,750,000           0
Class 2009-A4        650,000,000           0   2,654,167   2,654,167           0  13,270,833           0
Class 2009-A5      1,500,000,000           0   2,812,500   2,812,500           0  14,062,500           0
Class 2009-B1        700,000,000           0   8,289,026   8,289,026           0           0   8,289,026
Class 2009-B2        185,000,000           0   2,344,054   2,344,054           0           0   2,344,054
Class 2009-B6                  0           0     125,080     125,080           0           0     125,080
Class 2009-C1        250,000,000           0   4,667,640   4,667,640           0           0   4,667,640
Class 2009-C2                  0           0     744,990     744,990           0           0     744,990
Class 2009-C3                  0           0      85,142      85,142           0           0      85,142
Class 2009-C4                  0           0     661,239     661,239           0           0     661,239
Class 2009-C5                  0           0     125,235     125,235           0           0     125,235
Class 2010-B1                  0           0     190,404     190,404           0           0     190,404
Class 2010-B2                  0           0     419,620     419,620           0           0     419,620
Class 2010-C1                  0           0   1,107,074   1,107,074           0           0   1,107,074
Total             52,016,839,787           0  97,490,147  97,490,147           0 187,026,437 102,117,972

(1) Referenced in sections 501 and 503 of the Indenture
(2) The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest
    Funding Account and net settlement of any U.S. dollar-denominated swap.
(3) For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 27, 2010
==============================================================================

1b. Outstanding Dollar Principal Amount and Investor Interest Payments

  Class/         Outstanding  Investor    Investor        Payment  Monthly  Investor's   Investor's    SWAP  Expected   Legal
  Tranche        Dollar       Interest    Interest        Date(1)  Interest  Current     Interest      Yes/  Principal Maturity
                 Principal     Rate         PMT                    Accrual   Period      PMT On Pmt     No   Payment    Date
                 Amount       Fixed/      Frequency                Period   Interest      Date (2)            Date
                              Floating                               (3)      Rate
-------------- -------------- -------- ------------------ -------- -------- ---------- --------------- ---- ---------- ----------
Class 2001-A7     420,000,000 Floating Feb, May, Aug, Nov       15 15 - 17     0.38500      404,250.00 No   08/15/2011 08/15/2013
Class 2002-A10  1,000,000,000 Floating Monthly                  17 19 - 17     0.50625      393,750.00 No   12/17/2012 12/17/2014
Class 2002-A4     750,000,000 Floating Monthly                   7 7  - 7      0.49863      311,643.75 No   06/09/2014 06/07/2016
Class 2002-C2     350,000,000 Fixed    Feb, Aug                 15 15 - 15     6.95000            0.00 No   02/15/2012 02/18/2014
Class 2003-A10    500,000,000 Fixed    Jun, Dec                 10 10 - 10     4.75000            0.00 Yes  12/10/2013 12/10/2015
Class 2003-A7     650,000,000 Fixed    Jan, Jul                  7 7  - 7      4.15000            0.00 Yes  07/07/2015 07/07/2017
Class 2003-C4     300,000,000 Fixed    Jun, Dec                 10 10 - 10     5.00000            0.00 No   06/10/2013 06/10/2015
Class 2004-A7   1,200,000,000 Floating Feb, May, Aug, Nov       24 26 - 24     0.34219    1,015,163.66 No   11/25/2011 11/25/2013
Class 2004-A8     750,000,000 Fixed    Jun, Dec                 10 10 - 10     4.90000            0.00 Yes  12/10/2014 12/12/2016
Class 2004-B2     250,000,000 Floating Monthly                   7 7  - 7      0.56863      118,464.58 No   10/07/2011 10/07/2013
Class 2004-C1     225,000,000 Floating Monthly                  15 15 - 17     0.90438      180,876.00 No   07/15/2011 07/15/2013
Class 2005-A2     875,000,000 Fixed    Mar, Sep                 10 10 - 10     4.85000            0.00 Yes  03/10/2015 03/10/2017
Class 2005-A3   1,375,000,000 Floating Monthly                  24 26 - 24     0.33250      355,590.28 No   04/24/2012 04/24/2014
Class 2005-A4     300,000,000 Fixed    Jun, Dec                 20 20 - 20     4.40000            0.00 Yes  06/20/2012 06/20/2014
Class 2005-A5     200,000,000 Fixed    Jun, Dec                 20 20 - 20     4.55000            0.00 Yes  06/22/2015 06/20/2017
Class 2005-A7     750,000,000 Fixed    Apr, Oct                 20 20 - 20     4.75000            0.00 Yes  10/20/2010 10/22/2012
Class 2005-A8     875,000,000 Floating Monthly                  20 20 - 20     0.32563      237,438.54 No   10/22/2012 10/20/2014
Class 2005-A9     500,000,000 Fixed    May, Nov                 20 20 - 20     5.10000   12,750,000.00 Yes  11/20/2015 11/20/2017
Class 2005-C1      75,000,000 Fixed    Mar, Sep                 24 24 - 24     5.50000            0.00 No   03/24/2015 03/24/2017
Class 2005-C2     175,000,000 Floating Monthly                  24 26 - 24     0.73250       99,701.39 No   03/24/2015 03/24/2017
Class 2005-C3     375,000,000 Floating Monthly                  15 15 - 17     0.66438      221,460.00 No   07/16/2012 07/15/2014
Class 2005-C6     175,000,000 Floating Monthly                  15 15 - 17     0.58438       90,903.56 No   11/15/2010 11/15/2012
Class 2006-A1     700,000,000 Floating Feb, May, Aug, Nov        7 7  - 7      0.28875      494,083.33 No   02/07/2013 02/09/2015
Class 2006-A3     750,000,000 Fixed    Mar, Sep                 15 15 - 15     5.30000            0.00 No   03/15/2016 03/15/2018
Class 2006-A4   1,300,000,000 Fixed    May, Nov                 10 10 - 10     5.45000   35,425,000.02 No   05/10/2011 05/10/2013
Class 2006-A6               0 Floating Monthly                  24 26 - 24     0.27250      423,888.89 No   05/24/2010 05/24/2012
Class 2006-A7   1,000,000,000 Floating Mar, Jun, Sep, Dec       15 15 - 17     0.31703            0.00 Yes  12/15/2016 12/17/2018
Class 2006-A8   1,000,000,000 Floating Apr, Jul, Oct, Jan       15 15 - 17     0.34281            0.00 Yes  12/15/2016 12/17/2018
Class 2006-C1     500,000,000 Floating Monthly                  20 20 - 20     0.65563      273,179.17 No   02/20/2013 02/20/2015
Class 2006-C2     200,000,000 Fixed    May, Nov                 15 15 - 15     5.70000    5,700,000.00 No   05/16/2011 05/15/2013
Class 2007-A10  1,100,000,000 Floating Monthly                  10 12 - 10     0.70013      599,000.11 No   12/10/2012 12/10/2014
Class 2007-A11  1,200,000,000 Floating Monthly                  10 12 - 10     0.80013      746,788.00 No   01/12/2015 01/10/2017
Class 2007-A2               0 Floating Feb, May, Aug, Nov       21 21 - 21     0.24125    1,032,013.90 No   05/21/2010 05/21/2012
Class 2007-A3     665,000,000 Fixed    Jun, Dec                 15 15 - 15     6.15000            0.00 Yes  06/15/2037 06/15/2039
Class 2007-A4     225,000,000 Floating Sep, Dec, Mar, Jun       15 15 - 17     0.50703            0.00 No   06/15/2037 06/15/2039
Class 2007-A5     750,000,000 Fixed    Jun, Dec                 22 22 - 22     5.50000            0.00 No   06/22/2010 06/22/2012
Class 2007-A6   1,000,000,000 Floating Oct, Jan Apr, Jul        12 12 - 12     0.28400            0.00 Yes  07/12/2010 07/12/2012
Class 2007-A7   3,250,000,000 Floating Monthly                  20 20 - 20     0.60563    1,640,247.92 No   08/20/2012 08/20/2014
Class 2007-A8   1,750,000,000 Fixed    Mar, Sep                 20 20 - 20     5.65000            0.00 No   09/20/2017 09/20/2019
Class 2007-A9     500,000,000 Floating Monthly                  17 19 - 17     0.73625      286,319.44 No   10/17/2017 10/17/2019
Class 2007-B5     800,000,000 Floating Monthly                   7 7  - 7      0.86863      579,086.67 No   11/07/2012 11/07/2014
Class 2007-B6     200,000,000 Fixed    May, Nov                  8 8  - 8      5.00000    4,999,999.98 No   11/08/2010 11/08/2012
Class 2008-A1     900,000,000 Fixed    Feb, Aug                  7 7  - 7      5.35000            0.00 No   02/07/2018 02/07/2020
Class 2008-A2   1,850,000,000 Floating Monthly                  23 23 - 24     1.41063    2,247,211.96 No   01/23/2018 01/23/2020
Class 2008-A5     500,000,000 Fixed    Apr, Oct                 22 22 - 22     4.85000            0.00 No   04/22/2013 04/22/2015
Class 2008-A6   1,150,000,000 Floating Monthly                  20 20 - 20     1.45563    1,394,978.75 No   05/20/2015 05/22/2017
Class 2008-A7     450,000,000 Floating Monthly                  20 20 - 20     1.63063      611,486.25 No   05/21/2018 05/20/2020
Class 2008-C6     500,000,000 Fixed    Jun, Dec                 20 20 - 20     6.30000            0.00 No   06/20/2012 06/20/2014
Class 2009-A1   3,000,000,000 Floating Monthly                  15 15 - 17     2.00438    5,345,013.33 No   03/15/2012 03/17/2014
Class 2009-A2   1,250,000,000 Floating Monthly                  15 15 - 17     1.80438    2,004,866.67 No   05/15/2012 05/15/2014
Class 2009-A3     600,000,000 Fixed    Jun, Dec                 23 23 - 23     2.70000            0.00 No   06/23/2011 06/24/2013
Class 2009-A4     650,000,000 Fixed    Jun, Dec                 23 23 - 23     4.90000            0.00 No   06/23/2014 06/23/2016
Class 2009-A5   1,500,000,000 Fixed    June, December           23 23 - 23     2.25000            0.00 No   12/24/2012 12/23/2014
Total          41,310,000,000                                                            79,982,406.15
---------------------------------------------------------------------------------------------------------------------------------
(1) If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2) The record date for payment of the notes is the last day of the month before the related payment date.
(3) For a newly issued class of notes, interest begins to accrue on the issuance date of that class.

2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Class 2006-A6     2,000,000,000   2,000,000,000               0               0   2,000,000,000
Class 2007-A2     1,750,000,000   1,750,000,000               0               0   1,750,000,000
Class 2009-B6        88,000,000      88,000,000               0               0      88,000,000
Class 2009-C2       140,000,000     140,000,000               0               0     140,000,000
Class 2009-C3        16,000,000      16,000,000               0               0      16,000,000
Class 2009-C4       264,000,000     264,000,000               0               0     264,000,000
Class 2009-C5        50,000,000      50,000,000               0               0      50,000,000
Class 2010-B1       175,000,000     175,000,000               0               0     175,000,000
Class 2010-B2       250,000,000     250,000,000               0               0     250,000,000
Class 2010-C1       442,000,000     442,000,000               0               0     442,000,000
Total             5,175,000,000   5,175,000,000               0               0   5,175,000,000

2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Class 2001-A3     1,000,000,000   1,000,000,000               0               0   1,000,000,000
Total             1,000,000,000   1,000,000,000               0               0   1,000,000,000

                                      Page 6

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 27, 2010
==============================================================================

3a. Funding the Class 'C' Reserve Sub-Accounts
    1) 3 Month Average Surplus Finance Charge Collections for purposes
       of Funding the Class C Reserve Sub-Accounts                                      5.18%

    2) Is the 3 Month Average Surplus Finance Charge Collections for
       purposes of Funding the Class C Reserve Sub-Accounts less than or equal
       to 4.50%                                                                           No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts
---------------------------------------------------------------------------------------------------------------

  Class/Tranche   Targeted        Class C           Actual          Withdrawals     Class C      Cumulative
                  Deposit to      Reserve           Deposit to      from Class C    Reserve      Shortfall in
                  Class C         Sub-Account       Class C         Reserve         Sub-Account  Class C
                  Reserve         Ending            Reserve         Sub-Account     Ending       Reserve
                  Sub-Account     Balance as of     Sub-Account                     Balance      Sub-Account
                                  Prior Due Period
---------------   ------------    ----------------  -------------   ------------    ------------ --------------
Nothing to report for this period.

                                      Page 7

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 27, 2010
==============================================================================

3c. Actual Deposits by Source to Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------------------

  Class/Tranche   Surplus        Withdrawals          Total          Required            Total
                  Finance        Treated as Finance   Finance        Funding resulting   Actual
                  Charge         Charge Collections   Charge         From New            Deposits
                  Collections                         Collections    Issuance of Notes
---------------   -----------    ------------------   -----------    -----------------   ---------
Nothing to report for this period.

                                      Page 8

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 27, 2010
==============================================================================

3d. Withdrawals from Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------

  Class/Tranche   Release of Funds   Release of funds in
                  In excess of       Class C Reserve                      Total
                  Targeted           Sub-Account                          Actual
                  Amount             Due to Maturity       Utilization    Withdrawals
---------------   ----------------   -------------------   -----------    ------------
Nothing to report for this period.

4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of
   Class B and Class C Subordinated Amounts

 Class/Tranche   Maximum         Maximum     Class A      Class A       Cumulative      Cumulative
                 Enhancement     Enhancement Usage of     Usage of      Class A         Class A
                 Amount          Amount      Class B      Class C       Usage of        Usage of
                 Available       Available   Subordinated Subordinated  Class B         Class C
                 from Class      from Class  Amount for   Amount for    Subordinated    Subordinated
                 B Notes         C Notes     this Due     this Due      Amount          Amount
                                             Period       Period
--------------- ------------- ------------- ------------- ------------- ------------- --------------
Class 2001-A3               0   324,474,500
Class 2001-A4      66,335,515    88,447,316
Class 2001-A7      25,128,222    33,504,282
Class 2002-A10     59,829,100    79,772,100
Class 2002-A4      44,871,825    59,829,075
Class 2003-A10     29,914,550    39,886,050
Class 2003-A7      38,888,915    51,851,865
Class 2004-A2      88,547,068   118,062,708
Class 2004-A6      23,603,085    31,470,767
Class 2004-A7      71,794,920    95,726,520
Class 2004-A8      44,871,825    59,829,075
Class 2005-A1      20,257,017    27,009,345
Class 2005-A2      52,350,463    69,800,588
Class 2005-A3      82,265,013   109,686,638
Class 2005-A4      17,948,730    23,931,630
Class 2005-A5      11,965,820    15,954,420
Class 2005-A7      44,871,825    59,829,075
Class 2005-A8      52,350,463    69,800,588
Class 2005-A9      29,914,550    39,886,050
Class 2006-A1      41,880,370    55,840,470
Class 2006-A3      44,871,825    59,829,075
Class 2006-A4      77,777,830   103,703,730
Class 2006-A6     119,658,200   159,544,200
Class 2006-A7      59,829,100    79,772,100
Class 2006-A8      59,829,100    79,772,100
Class 2007-A10     65,812,010    87,749,310
Class 2007-A11     71,794,920    95,726,520
Class 2007-A2     104,700,925   139,601,175
Class 2007-A3      39,786,352    53,048,447
Class 2007-A4      13,461,548    17,948,723
Class 2007-A5      44,871,825    59,829,075
Class 2007-A6      59,829,100    79,772,100
Class 2007-A7     194,444,575   259,259,325
Class 2007-A8     104,700,925   139,601,175
Class 2007-A9      29,914,550    39,886,050
Class 2008-A1      53,846,190    71,794,890
Class 2008-A2     110,683,835   147,578,385
Class 2008-A5      29,914,550    39,886,050
Class 2008-A6      68,803,465    91,737,915
Class 2008-A7      26,923,095    35,897,445
Class 2009-A1     179,487,300   239,316,300
Class 2009-A2      74,786,375    99,715,125
Class 2009-A3      35,897,460    47,863,260
Class 2009-A4      38,888,915    51,851,865
Class 2009-A5      89,743,650   119,658,150
Total           2,647,846,893 3,854,935,549

                                      Page 9

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 27, 2010
==============================================================================

5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of
   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B
                  Amount Available from    Class C Subordinated     Usage of Class C
                  Class C Notes            Amount for this Due      Subordinated Amount
                                           Period
--------------- ------------------------ ------------------------ ------------------------
Class 2004-B2               333,333,325
Class 2007-B5             1,066,666,640
Class 2007-B6               266,666,660
Class 2009-B1               933,333,310
Class 2009-B2               246,666,661
Class 2009-B6               117,333,330
Class 2010-B1               233,333,328
Class 2010-B2               333,333,325
Total                     3,530,666,578

6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursements
                  Resulting from  Resulting from   Reduction        Reduction        of prior
                  an Allocation   from a           Resulting from   Resulting from   reductions of
                  of Investor     Reallocation     an Allocation    an Reallocation  Nominal
                  Charge-offs     of Principal     of Investor      of Principal     Liquidation
                  for this Due    Collections      Charge-offs      Collections to   Amount for
                  Period          to pay           (net of          pay interest on  this Due
                                  interest on      Reimbursements)  senior classes   Period
                                  senior                            of Notes (net of
                                  classes of                        Reimbursements)
                                  Notes for
                                  this Due
                                  Period
--------------- ---------------- ---------------- ---------------- ---------------- ----------------
Nothing to report for this period.

7. Excess Spread/Early Redemption Event Trigger
   1) 3 Month Average Surplus Finance Charge Collections                             5.57%

   2) Is the 3 Month Average Surplus Finance Charge Collections
      greater than 0.00%                                                              Yes

                                      Page 10

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 17 day of May, 2010.

                                CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION,
                                As Managing Beneficiary of Citibank Credit
                                   Card Issuance Trust
                                   and
                                As Servicer of Citibank Credit Card
                                   Master Trust I

                                By:    /s/   Andrew Lubliner
                                    ____________________________________
                                     Name:   Andrew Lubliner
                                     Title:  Authorized Representative

                                      Page 11